BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other borrowings	€ 4,680	€ 5,105
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,680	5,105
Other borrowings	4,680	5,105
Current financial liabilities related parties	4,680	5,105
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,680	5,105
Other borrowings	4,680	5,105
Current financial liabilities related parties	4,680	5,105
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,680	5,105
Other borrowings	4,680	5,105
Current financial liabilities related parties	€ 4,680	€ 5,105